S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 15, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities, including Crane II, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, including Crane II, he or she may honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity first (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described above). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
David Heikkinen	WhiteHawk Energy	Natural Gas Mineral and Royalty Company	Chief Development Officer
Jonathan Z. Cohen	HEPCO Capital Management	Investment Management	President and Chief Executive Officer
	HEPCO Opportunity Partners	Investment Management	Founder and Chairman
	Crane Harbor Acquisition Corp. II	SPAC	Chairman
	Marathon Petroleum Corporation	Oil and Natural Gas	Director
	Norwegian Cruise Line Holdings Ltd.	Cruise Line	Director
Edward E. Cohen	HEPCO Capital Management	Investment Management	Chairman
	Crane Harbor Acquisition Corp. II	SPAC	Vice-Chairman
Daniel C. Herz	WhiteHawk Energy	Natural Gas Mineral and Royalty Company	Chief Executive Officer, President and Chairman
Jeffrey F. Brotman	HEPCO Capital Management	Investment Management	Vice Chairman and Chief Operating Officer
	HEPCO Opportunity Partners	Investment Management	Chief Operating Officer
	Crane Harbor Acquisition Corp. II	SPAC	Chief Operating Officer and Chief Legal Officer
Thomas C. Elliott	HEPCO Capital Management	Investment Management	Chief Financial Officer
	HEPCO Opportunity Partners	Investment Management	Chief Financial Officer
	Crane Harbor Acquisition Corp. II	SPAC	Chief Financial Officer
Jeffrey Clifford	HeyDay Films	Film Studio	President
Individual	Entity	Entity’s Business	Affiliation
Brian L. Frank	Declaration Partners	Investment Management	Managing Partner
	ConcertAI	Technology Technology	Director
	Redesign Health	Technology	Director
	Vault Health		Director
Atul Khanna	TX3 Sage Rock Capital	Investment Management	Managing Partner
Jeffrey Kupfer	DAA, LLC	Consulting	Principal
	ConservAmerica	Non-Profit	President
	Hart Wardman LLC	Real Estate	Managing Member
	3329 M Street LLC	Real Estate	Managing Member
	MCS Realty LLC	Real Estate	Managing Member
	Stern Family Corp.	Real Estate	President